Fair Value Measurement - Change Fair Value Financial Instruments Nonrecurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate Held For Sale
Balance Beginning Period	$ 340,659	$ 225,872	$ 340,872
Additions/Acquisitions		125,249
Dispositions/Proceeds			(115,000)
Impairment	(12,734)	(10,462)
Balance Ending Period	327,925	225,872	225,872
Impaired Loans
Balance Beginning Period	665,267	1,321,500	1,189,873
Additions/Acquisitions			197,034
Dispositions/Proceeds	(28,891)	(546,406)	(5,465)
Impairment	(24,986)	(109,827)	(59,942)
Balance Ending Period	$ 611,390	$ 1,321,500	$ 1,321,500